Pension Plan	12 Months Ended
Dec. 31, 2014
Pension Plan

11. PENSION PLAN

SMI Taiwan, the Company’s largest operating company is a Taiwan registered company and subject to Taiwan’s Labor Pension Act (the “Act”), which became effective on July 1, 2005, and the pension mechanism under the Act is deemed a defined contribution plan. The employees who were subject to the Labor Standards Law prior to July 1, 2005 were allowed to choose to be subject to the pension mechanism under the Act or continue to be subject to the pension mechanism under the Labor Standards Law. For those employees who were subject to the Labor Standards Law prior to July 1, 2005 and still work for the same company after July 1, 2005 and have chosen to be subject to the pension mechanism under the Act, their seniority as of July 1, 2005 were maintained. The Act prescribes that the rate of contribution by an employer to employees’ pension accounts per month will not be less than 6% of each employee’s monthly salary. According to the Act, SMI Taiwan made monthly contributions and recognized pension costs of US$716 thousand, US$788 thousand and US$872 thousand for the years ended December 31, 2012, 2013 and 2014, respectively.

The Company provides a defined benefit plan to the employees of SMI Taiwan under the Labor Standards Law that offers benefits based on an employee’s length of service and average monthly salary for the six-month period prior to retirement. The Company contributes an amount equal to 2% of salaries paid each month to a pension fund (the “Fund”), which is administered by the Labor Pension Fund Supervisory Committee established by the government (the “Committee”) and deposited in the Committee’s name in the Bank of Taiwan. The government is responsible for the administration of all the defined benefit plans for the companies in Taiwan under the Labor Standards Law. The government also sets investment policies and strategies, determines investment allocation and selects investment managers. As of December 31, 2013 and 2014, the asset allocation was primarily in cash, equity securities and debt securities. Furthermore, under the Labor Standards Law, the rate of return on assets shall not be less than the average interest rate on a two-year time deposit published by the local banks. The government is responsible for any shortfall in the event that the rate of return is less than the required rate of return. However, information on how investment allocation decisions are made, inputs and valuation techniques used to measure the fair value of plan assets, the effect of fair value measurements using significant unobservable inputs on changes in plan assets for the period and significant concentrations of risk within plan assets is not fully made available to the Company by the government. Therefore, the Company is unable to provide the required fair value disclosures related to pension plan assets. Future contributions will be based on 2% of the employee salaries at that time. The Company estimates its contribution for the year ending December 31, 2015 to be US$57 thousand which was determined based on 2% of estimated salaries in 2015.

Starting in 2010, the Company provides a defined benefit pension plan to the Korean employees of FCI, the Company’s second largest operating company with at least one year of service. FCI’s overall investment strategy is to avoid a negative return on plan assets. FCI estimates its contribution for the year ending December 31, 2015 to be US$1,052 thousand.

For employees under defined contribution pension plans, pension costs are recorded based on the actual contributions made to employees’ individual pension accounts. For employees under defined benefit pension plans, pension costs are recorded based on actuarial calculations. Determining the cost associated with such benefits is dependent on various actuarial assumptions, including discount rate, expected return on plan assets, compensation increase, employee mortality and turnover rates. The Company reviewed its actuarial assumptions at the measurement date on December 31 every year. The effect of modifications to assumptions is recorded in accumulated other comprehensive loss and amortized to net periodic cost over future periods using the corridor method. The Company believes that assumptions utilized in recording its obligations under its plans are reasonable based on its experience and market conditions. Independent actuaries perform the required calculations to determine expense in accordance with U.S. GAAP. Actual results may differ from the actuarial assumptions and are generally accumulated and amortized into earnings over future periods. The net periodic costs are recognized as employees render services necessary to earn the benefits.

The changes in benefits obligation and plan assets and the reconciliation of funded status are as follows:

	December 31
	2012	2013	2014
	US$	US$	US$
Change in benefit obligation
Projected benefit obligation at beginning of year	1,458	1,897	2,098
Service cost	608	440	437
Interest cost	77	58	58
Actuarial loss(gain)	(187)	(202)	814
Benefits paid	(59)	(95)	(87)

Projected benefit obligation at end of year	1,897	2,098	3,320

Change in plan assets
Fair value of plan assets at beginning of year	1,376	1,925	2,319
Actual return on plan assets	43	43	31
Employer contributions	546	433	282
Benefits paid	(40)	(82)	(76)

Fair value of plan assets at end of year	1,925	2,319	2,556

Funded status recognized as an other asset(liabilities)	28	221	(764)

Amounts recognized in accumulated other comprehensive income consist of the following:

	Year Ended December 31
	2012	2013	2014
	US$	US$	US$
Net loss	257	460	848
Transition obligation	1	1	1

Total recognized in accumulated other comprehensive income	258	461	849

The accumulated benefit obligation for all defined benefit pension plans was US$1,332 thousand, US$1,369 thousand and US$1,762 thousand at December 31, 2012, 2013 and 2014, respectively.

The components of net periodic benefit cost are as follows:

	Year Ended December 31
	2012	2013	2014
	US$	US$	US$
Service cost	608	440	437
Interest cost	77	58	58
Projected return on plan assets	(43)	(47)	(51)
Amortization of unrecognized net transition obligation and unrecognized net actuarial gain	—	(3)	(19)

Net periodic benefit cost	642	448	425

Other changes in plan assets and benefit obligation recognized in other comprehensive loss:

	2012	2013	2014
	US$	US$	US$
Recognize the decrease in net gain	336	203	388
Amortization of net gain	1	—	—

Total recognized in other comprehensive loss	337	203	388

The estimated net gain for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year is US$26 thousand.

Expected benefit payments:

US$
2015	237
2016	150
2017	135
2018	253
2019	178
2020 and thereafter	972

The actuarial assumptions to determine the benefit obligations were as follows:

	2012		2013		2014
	Taiwan	Korea	Taiwan	Korea	Taiwan	Korea
Weighted-average assumptions used to determine benefit obligations:
Discount rate	1.63%	4.00%	1.88%	5.20%	2.00%	4.10%
Rate of compensation increase	4.25%	3.00%	4.25%	2.60%	4.25%	5.00%
Weighted-average assumptions used to determine net projected benefit cost:
Discount rate	1.63%	4.00%	1.88%	5.20%	2.00%	4.10%
Expected long-term return on plan assets	1.88%	3.10%	2.00%	3.00%	2.00%	2.00%
Rate of compensation increase	4.25%	3.00%	4.25%	2.60%	4.25%	5.00%

FCI’s pension plan assets at December 31, 2013 and 2014 were invested in guaranteed interest contracts insurance and fixed deposit, which are principal and interest guaranteed products and its fair value level is level 2. The assets out of which the obligations have to be settled, measured at their market value by discounting future cash flow with discount rate. The discount rate was determined based on the average future life of the plan’s participants and the market yields on the high quality Korean Corporate Bonds (AA-). Therefore, FCI has no concentration of risk in its plan assets.

The fair values of FCI’s pension plan assets at December 31, 2013 and 2014 are as follows:

	December 31
	2013	2014
	US$	US$
Guaranteed interest contract
Kyobo Life Insurance Co. Ltd.	534	730
Fixed deposit
Industrial Bank of Korea	855	875

	1,389	1,605